AB Core Opportunities Fund, Inc. Portfolio of Investments

February 29, 2020 (unaudited)

Company

COMMON STOCKS – 93.1%

Health Care – 19.2%

Biotechnology – 6.3%

Alexion Pharmaceuticals, Inc.(a)

Gilead Sciences, Inc.

Regeneron Pharmaceuticals, Inc.(a)

Vertex Pharmaceuticals, Inc.(a)

Shares	U.S. $ Value
38,390	$ 3,609,812
13,850	960,636
10,710	4,761,345
27,108	6,073,005
15,404,798
Health Care Providers & Services – 5.6%
Quest Diagnostics, Inc.	44,020	4,668,761
UnitedHealth Group, Inc.	35,206	8,976,122
		13,644,883
Life Sciences Tools & Services – 0.7%
Illumina, Inc.(a)	6,470	1,718,885
Pharmaceuticals – 6.6%
Pfizer, Inc.	253,890	8,485,004
Roche Holding AG (Sponsored ADR)	194,560	7,760,998
		16,246,002
		47,014,568
Communication Services – 16.8%
Diversified Telecommunication Services – 6.5%
Comcast Corp. - Class A	169,204	6,840,917
Verizon Communications, Inc.	164,930	8,932,609
		15,773,526
Entertainment – 0.9%
Electronic Arts, Inc.(a)	21,840	2,213,921
Interactive Media & Services – 8.3%
Alphabet, Inc. - Class C(a)	7,727	10,349,003
Facebook, Inc. - Class A(a)	51,340	9,881,410
		20,230,413
Media – 1.1%
Discovery, Inc. - Class A(a) (b)	108,337	2,784,261
		41,002,121
Information Technology – 16.1%
Communications Equipment – 1.4%
F5 Networks, Inc.(a)	28,143	3,375,753
Electronic Equipment, Instruments & Components – 1.9%
Dolby Laboratories, Inc. - Class A	49,439	3,248,142
Keysight Technologies, Inc.(a)	15,530	1,471,623
		4,719,765
IT Services – 5.4%
Akamai Technologies, Inc.(a)	22,190	1,919,657
Cognizant Technology Solutions Corp. - Class A	47,210	2,876,505
Euronet Worldwide, Inc.(a)	12,976	1,609,543

Company	Shares	U.S. $ Value
Leidos Holdings, Inc.	26,820	$ 2,753,073
MAXIMUS, Inc.	28,725	1,810,249
Visa, Inc. - Class A	12,080	2,195,661
		13,164,688
Semiconductors & Semiconductor Equipment – 0.9%
Xilinx, Inc.	25,388	2,119,644
Software – 6.5%
Microsoft Corp.	81,040	13,129,291
Slack Technologies, Inc. - Class A(a) (b)	51,250	1,384,775
VMware, Inc. - Class A(a) (b)	12,118	1,460,461
		15,974,527
		39,354,377
Financials – 11.8%
Banks – 5.0%
JPMorgan Chase & Co.	47,190	5,479,231
Wells Fargo & Co.	168,640	6,888,944
		12,368,175
Diversified Financial Services – 3.0%
Berkshire Hathaway, Inc. - Class B(a)	35,450	7,314,753
Insurance – 3.8%
Allstate Corp. (The)	37,320	3,927,930
Fidelity National Financial, Inc.	66,029	2,559,284
Reinsurance Group of America, Inc. - Class A	22,580	2,755,437
		9,242,651
		28,925,579
Consumer Discretionary – 9.7%
Auto Components – 0.9%
Gentex Corp.	79,400	2,119,980
Distributors – 1.7%
LKQ Corp.(a)	139,890	4,137,946
Household Durables – 2.1%
DR Horton, Inc.	61,050	3,252,133
Garmin Ltd.	22,240	1,965,794
		5,217,927
Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.(a)	1,810	3,409,588
Specialty Retail – 3.6%
Advance Auto Parts, Inc.	30,460	4,050,571
Home Depot, Inc. (The)	10,100	2,200,184
Murphy USA, Inc.(a)	25,800	2,515,500
		8,766,255
		23,651,696
Industrials – 9.0%
Aerospace & Defense – 2.9%
Hexcel Corp.	14,314	925,114

Company	Shares	U.S. $ Value
Raytheon Co.	32,947	$ 6,212,486
		7,137,600
Airlines – 1.9%
Alaska Air Group, Inc.	67,559	3,409,027
Southwest Airlines Co.	27,781	1,283,205
		4,692,232
Building Products – 0.8%
Allegion PLC	16,129	1,854,674
Electrical Equipment – 0.9%
Emerson Electric Co.	33,830	2,168,841
Machinery – 1.9%
Altra Industrial Motion Corp.	51,062	1,537,988
Crane Co.	26,235	1,782,668
Middleby Corp. (The)(a)	12,640	1,413,278
		4,733,934
Road & Rail – 0.6%
Kansas City Southern	9,390	1,414,885
		22,002,166
Consumer Staples – 4.9%
Beverages – 1.6%
Monster Beverage Corp.(a)	61,340	3,828,230
Food & Staples Retailing – 2.7%
Walmart, Inc.	61,690	6,642,779
Tobacco – 0.6%
Philip Morris International, Inc.	18,590	1,521,963
		11,992,972
Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Regency Centers Corp.	56,207	3,228,530
Real Estate Management & Development – 2.4%
CBRE Group, Inc. - Class A(a)	104,170	5,848,104
		9,076,634
Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Phillips 66	62,320	4,665,275
Total Common Stocks
(cost $210,416,254)		227,685,388
SHORT-TERM INVESTMENTS – 10.6%
Investment Companies – 10.6%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(c) (d)
(e)
(cost $25,743,335)	25,743,335	25,743,335

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for
Securities Loaned – 103.7%
(cost $236,159,589)		$ 253,428,723

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5% Investment Companies – 0.5%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(c) (d)

(e)

(cost $1,239,144)	1,239,144	1,239,144
Total Investments – 104.2%
(cost $237,398,733)(f)		254,667,867
Other assets less liabilities – (4.2)%		(10,157,174)
Net Assets – 100.0%		$244,510,693

(a)Non-income producing security.

(b)Represents entire or partial securities out on loan.

(c)Affiliated investments.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,554,211 and gross unrealized depreciation of investments was $(10,285,077), resulting in net unrealized appreciation of $17,269,134.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$227,685,388	$—		$—	$227,685,388
Short-Term Investments	25,743,335	—		—	25,743,335
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	1,239,144	—		—	1,239,144
Total Investments in Securities	254,667,867	—		—	254,667,867
Other Financial Instruments(b)	—	—		—	—
Total	$254,667,867	$—		$—	$254,667,867

(a)See Portfolio of Investments for sector classifications.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$37,292	$14,962	$26,511	$25,743	$109
Government Money Market Portfolio*	0	3,976	2,737	1,239	1

Total	$37,292	$18,938	$29,248	$26,982	$110

* Investments of cash collateral for securities lending transactions